UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06-30-2007

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen, CFA
Title:                        VP/Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      7/17/2007

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 116
Form 13F Information Table Value Total: $176,730,893

List of Other Included Managers:


No. 13F File Number



FORM 13F INFORMATION TABLE


                                    Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                      of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                               Common    88579Y101   $4,047,277    46,632   SH         Sole                             46,632
Abbott Laboratories                 Common    002824100   $439,913      8,215    SH         Sole                             8,215
Alltel Corporation                  Common    020039103   $1,274,317    18,864   SH         Sole                             18,864
Ambac Financial Group Inc           Common    023139108   $2,521,780    28,922   SH         Sole                             28,922
American Express Co                 Common    025816109   $339,794      5,554    SH         Sole                             5,554
American International Group, Inc.  Common    026874107   $841,340      12,014   SH         Sole                             12,014
Ameriprise Financial, Inc.          Common    03076c106   $524,198      8,246    SH         Sole                             8,246
AMEX Energy Sector SPDR             Common    81369y506   $2,659,633    38,551   SH         Sole                             38,551
Amgen Inc.                          Common    031162100   $303,542      5,490    SH         Sole                             5,490
Anheuser-Busch Companies, Inc.      Common    035229103   $3,373,776    64,681   SH         Sole                             64,681
AT&T Corp                           Common    00206r102   $990,224      23,860   SH         Sole                             23,860
Automatic Data Processing, Inc.     Common    053015103   $1,893,674    39,069   SH         Sole                             39,069
Bank of America Corporation         Common    060505104   $634,982      12,987   SH         Sole                             12,987
Baxter International, Inc,          Common    071813109   $229,755      4,078    SH         Sole                             4,078
Bemis Inc Com                       Common    081437105   $235,744      7,105    SH         Sole                             7,105
Berkshire Hathaway Inc. Class A     Common    084670108   $2,189,500    20       SH         Sole                             20
Berkshire Hathaway Inc. Class B     Common    084670207   $1,806,105    501      SH         Sole                             501
Best Buy Co., Inc.                  Common    086516101   $3,346,557    71,706   SH         Sole                             71,706
Boston Properties, Inc.             Common    101121101   $907,425      8,885    SH         Sole                             8,885
BP p.l.c. ADR                       Common    055622104   $601,359      8,336    SH         Sole                             8,336
Bristol-Myers Squibb Company        Common    110122108   $336,430      10,660   SH         Sole                             10,660
Broadridge Financial Solutions Inc. Common    11133t103   $1,158,997    60,617   SH         Sole                             60,617
Canadian Natural Resources Ltd.     Common    136385101   $1,273,257    19,190   SH         Sole                             19,190
Caterpillar                         Common    149123101   $252,987      3,231    SH         Sole                             3,231
Chevron Corp                        Common    166764100   $2,012,662    23,892   SH         Sole                             23,892
Cintas Corporation                  Common    172908105   $225,500      5,719    SH         Sole                             5,719
Cisco Systems, Inc.                 Common    17275r102   $812,830      29,186   SH         Sole                             29,186
Citigroup Inc.                      Common    172967101   $4,821,245    93,999   SH         Sole                             93,999
Clorox Company                      Common    189054109   $2,349,864    37,840   SH         Sole                             37,840
Coca-Cola Company                   Common    191216100   $3,774,805    72,162   SH         Sole                             72,162
Colgate-Palmolive Company           Common    194162103   $3,120,007    48,111   SH         Sole                             48,111
Comcast Corporation                 Common    20030n200   $5,343,324    191,106  SH         Sole                             191,106
ConocoPhillips                      Common    20825C104   $614,106      7,823    SH         Sole                             7,823
CVS Caremark Corp                   Common    126650100   $3,198,376    87,746   SH         Sole                             87,746
Danaher Corp.                       Common    235851102   $392,600      5,200    SH         Sole                             5,200
Dell Inc                            Common    24702R101   $3,627,706    127,065  SH         Sole                             127,065
Diamonds Trust Series 1             Common    252787106   $757,962      5,648    SH         Sole                             5,648
Dreyfus Municipal Income Inc.       Common    26201r102   $89,500       10,000   SH         Sole                             10,000
Du Pont                             Common    263534109   $268,435      5,280    SH         Sole                             5,280
eBay Inc.                           Common    278642103   $248,430      7,720    SH         Sole                             7,720
Ecolab Inc                          Common    278865100   $274,134      6,420    SH         Sole                             6,420
EMC Corp/Mass                       Common    268648102   $370,326      20,460   SH         Sole                             20,460
Emerson Electric Co                 Common    291011104   $240,084      5,130    SH         Sole                             5,130
Exxon Mobil Corp.                   Common    30231g102   $4,409,769    52,572   SH         Sole                             52,572
First Data Corp.                    Common    319963104   $1,520,108    46,529   SH         Sole                             46,529
Forest Laboratories, Inc.           Common    345838106   $365,200      8,000    SH         Sole                             8,000
FPL Group, Inc.                     Common    302571104   $230,705      4,066    SH         Sole                             4,066
General Electric Company            Common    369604103   $3,314,483    86,585   SH         Sole                             86,585
Harley-Davidson, Inc.               Common    412822108   $1,468,910    24,642   SH         Sole                             24,642
Hewlett-Packard Co                  Common    428236103   $830,018      18,601   SH         Sole                             18,601
Home Depot, Inc.                    Common    437076102   $1,413,631    35,924   SH         Sole                             35,924
Hospira, Inc.                       Common    441060100   $1,490,313    38,174   SH         Sole                             38,174
IDEXX Laboratories, Inc             Common    45168d104   $317,294      3,353    SH         Sole                             3,353
Illinois Tool Works                 Common    452308109   $335,978      6,200    SH         Sole                             6,200
IMS Health Inc.                     Common    449934108   $533,679      16,610   SH         Sole                             16,610
Intel Corp                          Common    458140100   $582,666      24,543   SH         Sole                             24,543
Intl Business Machines Corp         Common    459200101   $671,749      6,382    SH         Sole                             6,382
iShares DJ Select Dividend          Common    464287168   $718,181      9,990    SH         Sole                             9,990
iShares Lehman US Treasury Fund     Common    464287176   $310,599      3,138    SH         Sole                             3,138
iShares MSCI EAFE Index Fund        Common    464287465   $3,038,971    37,625   SH         Sole                             37,625
iShares MSCI Emerging Markets Index Common    464287234   $3,024,132    22,971   SH         Sole                             22,971
iShares MSCI Japan Index Fund       Common    464286848   $1,921,269    132,410  SH         Sole                             132,410
iShares Russell 2000 Index Fund     Common    464287655   $2,966,816    35,762   SH         Sole                             35,762
iShares S&P Midcap 400              Common    464287507   $357,120      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value        Common    464287705   $368,093      4,250    SH         Sole                             4,250
iShares S&P SmallCap 600 Index Fund Common    464287804   $594,396      8,360    SH         Sole                             8,360
J.P. Morgan Chase & Co.             Common    46625h100   $1,453,193    29,993   SH         Sole                             29,993
Johnson & Johnson                   Common    478160104   $4,840,974    78,561   SH         Sole                             78,561
Laboratory CP Amer Hldgs            Common    50540R409   $3,381,536    43,209   SH         Sole                             43,209
Liberty Media - Interactive A       Common    53071m104   $1,045,156    46,805   SH         Sole                             46,805
Liberty Media Hold - Cap Ser A      Common    53071m302   $1,179,389    10,022   SH         Sole                             10,022
Lincoln Natl Corp                   Common    534187109   $231,297      3,260    SH         Sole                             3,260
Marsh & McLennan Companies, Inc.    Common    571748102   $223,756      7,246    SH         Sole                             7,246
Mastercard, Inc.                    Common    57636q104   $296,907      1,790    SH         Sole                             1,790
McDonald's Corp                     Common    580135101   $221,872      4,371    SH         Sole                             4,371
McGraw-Hill Companies, Inc.         Common    580645109   $3,554,058    52,204   SH         Sole                             52,204
Medtronic, Inc.                     Common    585055106   $895,985      17,277   SH         Sole                             17,277
Merck & Co. Inc.                    Common    589331107   $387,544      7,782    SH         Sole                             7,782
Microsoft Corp                      Common    594918104   $3,535,310    119,963  SH         Sole                             119,963
Mohawk Industries, Inc.             Common    608190104   $3,997,331    39,660   SH         Sole                             39,660
Moody's Corporation                 Common    615369105   $3,480,957    55,963   SH         Sole                             55,963
Norfolk Southern Corp.              Common    655844108   $271,787      5,170    SH         Sole                             5,170
Occidental Petroleum                Common    674599105   $331,228      5,722    SH         Sole                             5,722
Oil Service HOLDRs Trust            Common    678002106   $349,460      2,000    SH         Sole                             2,000
Omnicom Group Inc Com               Common    681919106   $3,541,139    66,914   SH         Sole                             66,914
Oracle Corp.                        Common    68389X105   $316,700      16,068   SH         Sole                             16,068
Paychex, Inc.                       Common    704326107   $366,476      9,368    SH         Sole                             9,368
Pepsi Co Inc                        Common    713448108   $1,037,276    15,995   SH         Sole                             15,995
Pfizer Inc.                         Common    717081103   $2,784,517    108,897  SH         Sole                             108,897
PolyMedica Corporation              Common    731738100   $320,958      7,857    SH         Sole                             7,857
Praxair, Inc.                       Common    74005P104   $262,764      3,650    SH         Sole                             3,650
Procter & Gamble Co                 Common    742718109   $4,739,492    77,455   SH         Sole                             77,455
Progress Energy, Inc.               Common    743263105   $369,279      8,100    SH         Sole                             8,100
Progressive Corp Ohio Com           Common    743315103   $1,651,050    68,995   SH         Sole                             68,995
Sara Lee Corp                       Common    803111103   $207,060      11,900   SH         Sole                             11,900
Schlumberger                        Common    806857108   $282,001      3,320    SH         Sole                             3,320
SPDR Tr Unit Ser 1                  Common    78462F103   $3,063,808    20,367   SH         Sole                             20,367
Stryker Corp                        Common    863667101   $314,945      4,992    SH         Sole                             4,992
Synovus Finl Corp Com               Common    87161C105   $1,547,280    50,400   SH         Sole                             50,400
Sysco Corp                          Common    871829107   $4,435,799    134,458  SH         Sole                             134,458
Time Warner, Inc.                   Common    887317105   $301,019      14,307   SH         Sole                             14,307
Tyco Intl Ltd New Com               Common    902124106   $1,058,465    31,324   SH         Sole                             31,324
United Technologies Corp            Common    913017109   $4,383,412    61,799   SH         Sole                             61,799
UnitedHealth Group Inc              Common    91324P102   $352,355      6,890    SH         Sole                             6,890
US Bancorp                          Common    902973304   $391,940      11,895   SH         Sole                             11,895
Verizon Communications              Common    92343v104   $305,982      7,432    SH         Sole                             7,432
Walgreen Co                         Common    931422109   $428,869      9,850    SH         Sole                             9,850
Wal-Mart Stores                     Common    931142103   $4,588,910    95,383   SH         Sole                             95,383
Walt Disney Co.                     Common    254687106   $1,214,155    35,564   SH         Sole                             35,564
Washington Mut Inc Com              Common    939322103   $2,520,749    59,117   SH         Sole                             59,117
Wellpoint Health Networks           Common    94973V107   $1,719,379    21,538   SH         Sole                             21,538
Wells Fargo & Co.                   Common    949746101   $4,518,635    128,479  SH         Sole                             128,479
Western Union Company               Common    959802109   $1,078,330    51,768   SH         Sole                             51,768
Whole Foods Market Inc.             Common    966837106   $1,324,831    34,590   SH         Sole                             34,590
Wyeth                               Common    983024100   $483,720      8,436    SH         Sole                             8,436
Yum! Brands, Inc.                   Common    988498101   $1,633,317    49,918   SH         Sole                             49,918
